Annual Total Returns		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Eaton Vance Focused Growth Opportunities Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	6.44%	3.30%	25.15%	0.62%	29.45%	44.21%	16.23%	-32.41%	41.89%	34.28%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

During the ten years ended December 31, 2024, the highest quarterly total return for Class A was 31.04% for the quarter ended June 30, 2020, and the lowest quarterly return was  -22.75% for the quarter ended June 30, 2022.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to March 31, 2025) was -8.83%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to March 31, 2025) was -8.83%.
Eaton Vance Focused Growth Opportunities Fund | Class A
Year Total Return		34.28%	41.89%	(32.41%)	16.23%	44.21%	29.45%	0.62%	25.15%	3.30%	6.44%
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	31.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(22.75%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	(8.83%)
Eaton Vance Focused Value Opportunities Fund
Bar Chart	Calendar year-by-year total return (Class A)
Year	2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
Year Total Return	-0.51%	7.52%	20.13%	-5.88%	32.34%	1.98%	23.49%	-3.50%	8.12%	12.26%

Bar Chart	Calendar year-by-year total return
Bar Chart Closing

During the ten years ended December 31, 2024, the highest quarterly total return for Class A was 15.81% for the quarter ended June 30, 2020, and the lowest quarterly return was -27.81% for the quarter ended March 31, 2020.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to March 31, 2025) was -0.66%.

Year to Date Return, Label	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2024 to March 31, 2025) was -0.66%.
Eaton Vance Focused Value Opportunities Fund | Class A
Year Total Return		12.26%	8.12%	(3.50%)	23.49%	1.98%	32.34%	(5.88%)	20.13%	7.52%	(0.51%)
Highest Quarterly Return, Label	highest quarterly total return
Highest Quarterly Return	15.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label	lowest quarterly return
Lowest Quarterly Return	(27.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	(0.66%)